Subsequent events:	3 Months Ended
Mar. 31, 2018
Subsequent Events
6. Subsequent events:

The corporation has determined there are no subsequent events except below:

After March 31, 2018, Nymox Pharmaceutical Corporation has made agreements for the following financings (all amounts in US$) as of April 30, 2018. Different prices per share reflect different market share price at the times the different financings were negotiated.

1. James G. Robinson, Independent Director, two million dollars ($2,000,000.) at three dollars ($3.00) per share, with total number restricted common shares six hundred, sixty-six thousand, six hundred and sixty-six (666,666).

2. Erik Danielsen, Chief Financial Officer, one hundred fifty thousand dollars ($150,000) at three dollars ($3.00) per share, with total number restricted common shares fifty thousand (50,000).

The following agreements have been signed for additional capital contributions through the date these financial statements were available to be released

An accredited investor signed a subscription agreement to invest one million dollars ($1,000,000) at two dollars and fifty cents ($2.50) per share. Total number of restricted common shares four hundred thousand (400,000).

An accredited investor signed a subscription agreement to invest one million dollars ($1,000,000) at three dollars ($3.00) per share. Total number restricted common shares three hundred, thirty-three thousand, three hundred and thirty-three (333,333).

An accredited investor signed a subscription agreement to invest one hundred thousand dollars ($100,000) at three dollars ($3.00) per share. Total number restricted common shares thirty-three thousand, three hundred and thirty-three (33,333).

An accredited investor signed a subscription agreement to invest twelve million dollars ($12,000,000) at two dollars and forty-eight cents ($2.48) per share. Total number restricted common shares four million, eight hundred thirty-three thousand, three hundred and thirty-three (4,833,333). The investor will receive two million five hundred thousand (2,500,000) warrants at a strike price of eight dollars ($8.00) per share. The warrants are exercisable within three (3) years of funding.

A total of $4,099,940 has been received under the above stock subscription agreements as of May 15, 2018.